OTHER INCOME (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Foreign exchange gain (loss)	$ (2,989)	$ (3,039)	$ 2,336